Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Mobia Medical, Inc.
Entity Central Index Key	0001489993
Entity Emerging Growth Company	true
Entity File Number	001-43275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8573833
Entity Address, Address Line One	2802 Flintrock Trace
Entity Address, Address Line Two	Suite 226
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	855
Local Phone Number	628-9375
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	MOBI
Security Exchange Name	NASDAQ